Other intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	£ 1,443
Intangible assets other than goodwill, ending balance	3,272	£ 1,443
Regulatory licenses
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	0
Intangible assets other than goodwill, ending balance	1,714	0
Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	757
Intangible assets other than goodwill, ending balance	698	757
Assets in the course of construction
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	686
Intangible assets other than goodwill, ending balance	£ 860	686
Gas Business Enablement System
Changes in intangible assets other than goodwill [abstract]
Amortised period (in years)	10 years
Intangible assets other than goodwill, beginning balance	£ 298
Intangible assets other than goodwill, ending balance	366	298
Intangible assets other than goodwill, in service amount	£ 152	82
UK General Ledger System
Changes in intangible assets other than goodwill [abstract]
Amortised period (in years)	10 years
Intangible assets other than goodwill, beginning balance	£ 0
Intangible assets other than goodwill, ending balance	103	0
Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	2,806	2,583
Exchange adjustments	80	(145)
Additions	528	421
Acquisition of WPD (note 37)	1,763
Disposals	(7)	(49)
Reclassifications	(42)	15
Reclassification to held for sale (note 10)	(469)	(19)
Intangible assets other than goodwill, ending balance	4,659	2,806
Gross carrying amount | Regulatory licenses
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	0	0
Exchange adjustments	0	0
Additions	0	0
Acquisition of WPD (note 37)	1,714
Disposals	0	0
Reclassifications	0	0
Reclassification to held for sale (note 10)	0	0
Intangible assets other than goodwill, ending balance	1,714	0
Gross carrying amount | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	2,120	2,026
Exchange adjustments	69	(102)
Additions	15	7
Acquisition of WPD (note 37)	49
Disposals	(7)	(47)
Reclassifications	260	255
Reclassification to held for sale (note 10)	(431)	(19)
Intangible assets other than goodwill, ending balance	2,075	2,120
Gross carrying amount | Assets in the course of construction
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	686	557
Exchange adjustments	11	(43)
Additions	513	414
Acquisition of WPD (note 37)	0
Disposals	0	(2)
Reclassifications	(302)	(240)
Reclassification to held for sale (note 10)	(38)	0
Intangible assets other than goodwill, ending balance	870	686
Accumulated depreciation/amortisation
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(1,363)	(1,288)
Exchange adjustments	(33)	61
Disposals	7	44
Reclassification to held for sale (note 10)	309	16
Amortisation charge for the year	(297)	(196)
Impairment	(10)
Intangible assets other than goodwill, ending balance	(1,387)	(1,363)
Accumulated depreciation/amortisation | Regulatory licenses
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	0	0
Exchange adjustments	0	0
Disposals	0	0
Reclassification to held for sale (note 10)	0	0
Amortisation charge for the year	0	0
Impairment	0
Intangible assets other than goodwill, ending balance	0	0
Accumulated depreciation/amortisation | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(1,363)	(1,288)
Exchange adjustments	(33)	61
Disposals	7	44
Reclassification to held for sale (note 10)	309	16
Amortisation charge for the year	(297)	(196)
Impairment	0
Intangible assets other than goodwill, ending balance	(1,377)	(1,363)
Accumulated depreciation/amortisation | Assets in the course of construction
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	0	0
Exchange adjustments	0	0
Disposals	0	0
Reclassification to held for sale (note 10)	0	0
Amortisation charge for the year	0	0
Impairment	(10)
Intangible assets other than goodwill, ending balance	£ (10)	£ 0
Bottom of range | Software
Changes in intangible assets other than goodwill [abstract]
Amortised period (in years)	3 years
Top of range | Software
Changes in intangible assets other than goodwill [abstract]
Amortised period (in years)	10 years